Merger (Narrative) (Details)			3 Months Ended								12 Months Ended
	Nov. 30, 2015 USD ($) $ / shares shares	Sep. 08, 2006	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill resulting from the merger												$ 3,402,000
Gross amortized cost basis			$ 155,956,000				$ 151,790,000				$ 155,956,000	151,790,000
Net income			578,000	$ 1,206,000	$ 1,294,000	$ 1,459,000	$ 1,302,000	$ 1,447,000	$ 1,115,000	$ 1,292,000	4,537,000	5,156,000	$ 3,058,000
FNBPA Bancorp, Inc [Member]
Business Acquisition [Line Items]
Acquisition date	Nov. 30, 2015	Nov. 30, 2015
Number of Juniata's share for each FNBPA share	2.7813
Per share price of FNBPA shares | $ / shares	$ 50.34
Number of shares issued upon the closing of acquisition | shares	607,815
Fair value of shares issued for acquisition	$ 10,637,000
Closing stock price | $ / shares	$ 17.50
Cash paid for acquisition	$ 2,208,000
Fair value of total consideration paid for acquisition	12,845,000
Goodwill resulting from the merger	3,335,000											3,402,000
Goodwill adjustment												$ 67,000
Core deposit intangible assets acquired	$ 343,000
Intangible assets amortization period	10 years
Gross amortized cost basis	$ 47,797,000
Amount of total revenue													242,000
Net income													$ 61,000
Core Deposits [Member] | FNBPA Bancorp, Inc [Member]
Business Acquisition [Line Items]
Core deposit intangible amortization expense			44,000								44,000
Intangible assets amortization expense, year two			38,000								38,000
Intangible assets amortization expense, year three			33,000								33,000
Intangible assets amortization expense, year four			27,000								27,000
Intangible assets amortization expense, year five			21,000								21,000
Intangible assets amortization expense, after year 2022			$ 32,000								$ 32,000